Average Annual Total Returns - (Allspring International and Global Equity Funds - Classes A , R6 and Institutional)			12 Months Ended	43 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
(Allspring Emerging Markets Equity Advantage Fund) | MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%		4.20%		8.42%
(Allspring Emerging Markets Equity Advantage Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%		7.91%		8.41%
(Allspring Emerging Markets Equity Advantage Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			20.42%		4.62%		6.11%
Performance Inception Date		May 31, 2012
(Allspring Emerging Markets Equity Advantage Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.95%		4.38%		5.85%
Performance Inception Date		May 31, 2012
(Allspring Emerging Markets Equity Advantage Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.76%		3.80%		5.07%
Performance Inception Date		May 31, 2012
(Allspring Emerging Markets Equity Advantage Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			28.30%		6.26%		7.16%
Performance Inception Date		Sep. 30, 2015
(Allspring Emerging Markets Equity Advantage Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			28.17%		6.20%		7.10%
Performance Inception Date		May 31, 2012
(Allspring Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%		4.20%		8.42%
(Allspring Emerging Markets Equity Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%		7.91%		8.41%
(Allspring Emerging Markets Equity Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			28.43%		0.29%		7.02%
Performance Inception Date		Sep. 06, 1994
(Allspring Emerging Markets Equity Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.10%		0.28%		7.03%
Performance Inception Date		Sep. 06, 1994
(Allspring Emerging Markets Equity Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.43%		0.39%		5.84%
Performance Inception Date		Sep. 06, 1994
(Allspring Emerging Markets Equity Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			36.84%		1.91%		8.10%
Performance Inception Date		Jun. 28, 2013
(Allspring Emerging Markets Equity Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			36.73%		1.81%		8.02%
Performance Inception Date		Jul. 30, 2010
(Allspring International Equity Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%		8.92%		8.18%
(Allspring International Equity Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%		7.91%		8.41%
(Allspring International Equity Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			23.29%		5.93%		5.56%
Performance Inception Date		Jan. 20, 1998
(Allspring International Equity Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.87%		5.62%		5.16%
Performance Inception Date		Jan. 20, 1998
(Allspring International Equity Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.35%		4.73%		4.48%
Performance Inception Date		Jan. 20, 1998
(Allspring International Equity Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			31.28%		7.52%		6.52%
Performance Inception Date		Sep. 30, 2015
(Allspring International Equity Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			31.34%		7.52%		6.48%
Performance Inception Date		Mar. 09, 1998
(Allspring Special Global Small Cap Fund) | MSCI World Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.88%		7.14%		9.42%
(Allspring Special Global Small Cap Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%		11.19%		11.72%
(Allspring Special Global Small Cap Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(2.11%)		(0.27%)		5.80%
Performance Inception Date		Mar. 16, 1988
(Allspring Special Global Small Cap Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.40%)		(1.59%)		4.28%
Performance Inception Date		Mar. 16, 1988
(Allspring Special Global Small Cap Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.04%)		(0.45%)		4.31%
Performance Inception Date		Mar. 16, 1988
(Allspring Special Global Small Cap Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			4.19%		1.25%		6.81%
Performance Inception Date		Jul. 30, 2010
(Allspring Special International Small Cap Fund) | MSCI World ex USA Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.07%		6.49%	9.28%
(Allspring Special International Small Cap Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%		7.91%	9.66%
(Allspring Special International Small Cap Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.99%	4.65%	1.80%
Performance Inception Date	[1]	May 31, 2022
(Allspring Special International Small Cap Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.48%	4.13%	1.31%
Performance Inception Date		May 31, 2022
(Allspring Special International Small Cap Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.69%	3.58%	1.37%
Performance Inception Date		May 31, 2022
(Allspring Special International Small Cap Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			19.36%		3.42%	6.03%
Performance Inception Date		May 31, 2019
(Allspring Special International Small Cap Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			19.20%		3.31%	5.92%
Performance Inception Date		May 31, 2019

[1]
1.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Class A shares.